Discontinued operations	6 Months Ended
Jun. 30, 2024
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations

Note 4 – Discontinued operations

In September 2023, the Board resolved on the plan to streamline its medical services practice, which was carried out through the entities of KRHSG, EUDA PL, ZKTV PL, SEMA, ED PL, KR Hill PL, ZKT PL, KR Digital, and Zukihealth, as the Company is in the process of transitioning its business to other medical service fields. The streamlining of the Company’s medical services practice was accounted for as a discontinued operation because it represented a strategic shift that had a major effect on the Company’s operations and financial results in accordance with ASC 205-20-45.

Reconciliation of the carrying amounts of major classes of assets and liabilities from discontinued operations in the unaudited condensed consolidated balance sheets as of June 30, 2024 and December 31, 2023 are as follows:

	June 30, 2024	December 31, 2023
	(Unaudited)
ASSETS
CURRENT ASSETS
Cash	$14,372	$8,549
Accounts receivable, net	67,095	66,618
Other receivables	7,311	7,509
Due from related parties	1,196	1,228
Prepaid expenses and other current assets	15,017	18,935
TOTAL CURRENT ASSETS OF DISONTINUED OPERATIONS	104,991	102,839
TOTAL ASSETS OF DISCONTINUED OPERATIONS	$104,991	$102,839

LIABILITIES
CURRENT LIABILITIES
Short term loans - bank and private lender	$92,716	$192,717
Accounts payable	1,886,422	1,943,218
Other payables and accrued liabilities	195,611	251,902
Other payables - related parties	229,999	236,231
Taxes payable	1,823	-
TOTAL CURRENT LIABILITIES OF DISCONTINUED OPERATIONS	2,406,571	2,624,068
TOTAL LIABILITIES OF DISCONTINUED OPERATIONS	$2,406,571	$2,624,068

Reconciliation of the amounts of major classes of income and losses from discontinued operations in the unaudited condensed consolidated statements of operations for the six months ended June 30, 2024 and 2023 are as follows:

	For the Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
REVENUE	$-	$1,002,810

COST OF REVENUE	-	7,44,897

GROSS PROFIT	-	257,913

OPERATING EXPENSES
Selling	12,987	153,623
General and administrative	85,259	1,281,891
Impairment loss on long-lived assets	-	124,662
Research and development	-	16,616
TOTAL OPERATING EXPENSES	98,246	1,576,792

LOSS FROM OPERATIONS	(98,246)	(1,318,879)

OTHER INCOME (EXPENSE), NET	13,679	(3,665)

LOSS BEFORE INCOME TAXES	(84,567)	(1,322,544)

PROVISION FOR INCOME TAXES	106	862

NET LOSS ATTRIBUTABLE TO EUDA	$(84,673)	$(1,323,406)

Reconciliation of the amount of cash flows from discontinued operations in the unaudited condensed consolidated statements of cash flows for the six months ended June 30, 2024 and 2023 are as follows:

	For the Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Net cash (used in) provided by operating activities from discontinued operations	$(137,787)	$335,273
Net cash provided by (used in) financing activities from discontinued operations	$197,739	$(392,209)